Risk management - Trading Market Risk - VaR (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Weighted average
Main market risk metric
VaR	€ 9.7
Trading market risk
Main market risk metric
VaR	€ 11.3	€ 10.2	€ 17.9
Comparison period	2 years
VaR confidence level, percent	99.00%
Number of exceptions for VaE | item	3
VaE confidence level, percent	99.00%
Trading market risk | Minimum
Main market risk metric
VaR	€ 6.4	9.7
Trading market risk | Weighted average
Main market risk metric
VaR	9.7	21.5	18.3
Trading market risk | Maximum
Main market risk metric
VaR	16.6	63.2
Trading market risk | Hedge funds
Main market risk metric
VaR	28.0
Trading market risk | Monolines
Main market risk metric
VaR	24.0
Diversification effect
Main market risk metric
VaR	(11.5)	(7.6)	(9.6)
Diversification effect | Minimum
Main market risk metric
VaR	(3.3)
Diversification effect | Weighted average
Main market risk metric
VaR	(9.3)	(8.0)	(10.3)
Diversification effect | Maximum
Main market risk metric
VaR	(18.7)
Interest rate risk
Main market risk metric
VaR	9.7	7.9	17.9
Interest rate risk | Minimum
Main market risk metric
VaR	5.9
Interest rate risk | Weighted average
Main market risk metric
VaR	9.4	16.2	15.5
Interest rate risk | Maximum
Main market risk metric
VaR	15.5
Equity price risk
Main market risk metric
VaR	2.8	1.9	1.4
Equity price risk | Minimum
Main market risk metric
VaR	0.8
Equity price risk | Weighted average
Main market risk metric
VaR	2.4	3.0	1.9
Equity price risk | Maximum
Main market risk metric
VaR	6.3
Exchange rate risk
Main market risk metric
VaR	6.2	3.3	4.8
Exchange rate risk | Minimum
Main market risk metric
VaR	1.6
Exchange rate risk | Weighted average
Main market risk metric
VaR	3.9	6.6	6.9
Exchange rate risk | Maximum
Main market risk metric
VaR	11.4
Credit spread
Main market risk metric
VaR	4.1	4.6	3.3
Credit spread | Minimum
Main market risk metric
VaR	1.0
Credit spread | Weighted average
Main market risk metric
VaR	3.4	3.6	4.2
Credit spread | Maximum
Main market risk metric
VaR	13.0
Commodity price risk
Main market risk metric
VaR	0.0	0.0	0.1
Commodity price risk | Minimum
Main market risk metric
VaR	0.0
Commodity price risk | Weighted average
Main market risk metric
VaR	0.0	€ 0.0	€ 0.1
Commodity price risk | Maximum
Main market risk metric
VaR	€ 0.4